Risk/Return Summary - NCCMTGovernmentPortfolio-PROStandAlone	Apr. 02, 2024
NCCMTGovernmentPortfolio-PROStandAlone | North Carolina Capital Management Trust - Government Portfolio
Risk/Return:
Supplement to Prospectus [Text Block]	Supplement to the The North Carolina Capital Management Trust: Government Portfolio August 29, 2023 Prospectus